Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the company’s financial performance. For further information on the company’s executive compensation, see the CD&A beginning on page 30.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table discloses information on compensation actually paid (“CAP”) to our principal executive officers (“PEOs”) and (on average) to our other NEOs (“non-PEO NEOs”) during the specified years alongside the company’s TSR and net income metrics, as well as a company-selected measure of adjusted earnings before interest, taxes, depreciation and amortization (“adjusted EBITDA”). The company selected adjusted EBITDA as the most important measure to use in linking PEO and NEO compensation actually paid to company performance for 2023, as adjusted EBITDA represents a 40% weighting in the March 6, 2023 PSU awards, as well as a 100% weighting in the 2023 annual incentive plan for our Executive Chairman, CEO, CFO and CLO.
Fiscal Year(1)	Summary Compensation Table Total for PEO 1(2) ($)	Compensation Actually Paid to PEO 1(3) ($)	Summary Compensation Table Total for PEO 2(2) ($)	Compensation Actually Paid to PEO 2(3) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Company- Selected Measure: Adjusted EBITDA ($ in millions)(5)
							Total Shareholder Return ($)	Peer Group(4) Total Shareholder Return ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	—	—	12,387,611	75,024,676	8,237,805	34,380,024	305.90	136.32	189	996
2022	46,990,957	66,874,224	9,027,723	19,687,049	1,310,474	3,184,179	116.26	108.44	666	997
2021	22,043,280	22,043,280	—	—	3,990,800	3,600,679	164.27	150.64	341	812
2020	21,812,660	25,043,462	—	—	4,638,287	4,255,500	149.56	112.07	117	609
(1)
Brad Jacobs is PEO 1 for fiscal years 2022, 2021, and 2020. Mario Harik is PEO 2 for fiscal years 2023 and 2022.The non-PEO NEOs reflect the following individuals in each year:

2023: Brad Jacobs, Kyle Wismans, Dave Bates and Wendy Cassity;
2022: Ravi Tulsyan and Carl Anderson;
2021: Mario Harik, Ravi Tulsyan, Troy Cooper, and David Wyshner;
2020: Mario Harik, Troy Cooper, David Wyshner, Kurt Rogers, and Sarah Glickman.
(2)
2022 data reflects the total compensation of our executive chairman and former CEO, Mr. Jacobs, who served as our PEO (“PEO 1”) from January 1, 2022 until November 1, 2022, and the total compensation of our CEO and former president, North American LTL and CIO, Mr. Harik, who is serving as our PEO (“PEO 2”), effective November 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown (and for Mr. Harik, solely reflect compensation for the years of his service as our CEO).

(3)
The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Mr. Jacobs and Mr. Harik, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Jacobs, information is only included with respect to 2020, 2021 and 2022. For Mr. Harik, information is only included with respect to 2022 and 2023.

(4)
Our peer group is represented by the S&P Transportation Select Industry Index, which replaced the Dow Jones Transportation Average Index. Going forward, our performance comparison will use the S&P Transportation Select Industry Index. We believe that the S&P Transportation Select Industry Index is a more appropriate index, as our outstanding performance-based restricted stock units (“PSUs”) generally measure our performance compared to this index, of which we are a component. The peer group Total Shareholder Return shown in the table above reflects data for the S&P Transportation Select Industry Index for 2023, 2022, 2021 and 2020. The peer group Total Shareholder return for the Dow Jones Transportation Average Index for 2023, 2022, 2021 and 2020 was $154.31, $127.96, $155.22 and $116.52, respectively.

(5)
Our company-selected measure is adjusted EBITDA, which we define as income from continuing operations before debt extinguishment loss, interest expense, income tax, depreciation and amortization expense, goodwill impairment charges, litigation matters, transaction and integration costs, restructuring costs and other adjustments. Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.

	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(a) ($)	12/31/2022 12/31/2023 2023 ($)
Summary Compensation Table Total	21,812,660	22,043,280	46,990,957	—
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)	—	—	(54,298,870)	—
+ Previously Reported Grant Date Fair Value of Modified Awards	—	—	19,697,878	—
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	—	—	(34,600,992)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	54,484,259	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(a) ($)	12/31/2022 12/31/2023 2023 ($)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	3,230,802	—	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	25,043,462	22,043,280	66,874,224	—
(a)
For a description of the modifications and valuations of awards held by PEO 1, see footnote 7 of the Summary Compensation Table above.

	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(a) ($)	12/31/2022 12/31/2023 2023 ($)
Summary Compensation Table Total	—	—	9,027,723	12,387,611
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)	—	—	(10,259,872)	—
+ Previously Reported Grant Date Fair Value of Modified Awards	—	—	2,878,803	—
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	—	—	(7,381,069)	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—		(9,084,498)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	18,040,395	38,029,239
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	32,520,954
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	1,171,370
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	—	—	19,687,049	75,024,676
(a)
For a description of the modifications and valuations of awards held by PEO 2, see footnote 7 of the Summary Compensation Table above.

	Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022 ($)	12/31/2022 12/31/2023 2023 ($)
Summary Compensation Table Total	4,638,287	3,990,800	1,310,474	8,237,805
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,317,067)	(521,238)	(545,923)	(6,051,943)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	627,445	1,199,280	4,175,040	18,841,448
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	124,838	—	—	12,883,805
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	61,561	—	184,257	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	180,900	9,732	(86,372)	661,143
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(60,464)	(1,077,895)	(1,853,297)	(192,234)
Compensation Actually Paid	4,255,500	3,600,679	3,184,179	34,380,024

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
Brad Jacobs is PEO 1 for fiscal years 2022, 2021, and 2020. Mario Harik is PEO 2 for fiscal years 2023 and 2022.The non-PEO NEOs reflect the following individuals in each year:

2023: Brad Jacobs, Kyle Wismans, Dave Bates and Wendy Cassity;
2022: Ravi Tulsyan and Carl Anderson;
2021: Mario Harik, Ravi Tulsyan, Troy Cooper, and David Wyshner;
2020: Mario Harik, Troy Cooper, David Wyshner, Kurt Rogers, and Sarah Glickman.

Peer Group Issuers, Footnote
(4)
Our peer group is represented by the S&P Transportation Select Industry Index, which replaced the Dow Jones Transportation Average Index. Going forward, our performance comparison will use the S&P Transportation Select Industry Index. We believe that the S&P Transportation Select Industry Index is a more appropriate index, as our outstanding performance-based restricted stock units (“PSUs”) generally measure our performance compared to this index, of which we are a component. The peer group Total Shareholder Return shown in the table above reflects data for the S&P Transportation Select Industry Index for 2023, 2022, 2021 and 2020. The peer group Total Shareholder return for the Dow Jones Transportation Average Index for 2023, 2022, 2021 and 2020 was $154.31, $127.96, $155.22 and $116.52, respectively.

PEO Total Compensation Amount	$ 12,387,611
PEO Actually Paid Compensation Amount	$ 75,024,676
Adjustment To PEO Compensation, Footnote
(2)
2022 data reflects the total compensation of our executive chairman and former CEO, Mr. Jacobs, who served as our PEO (“PEO 1”) from January 1, 2022 until November 1, 2022, and the total compensation of our CEO and former president, North American LTL and CIO, Mr. Harik, who is serving as our PEO (“PEO 2”), effective November 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown (and for Mr. Harik, solely reflect compensation for the years of his service as our CEO).

(3)
The dollar amounts shown in these columns reflect compensation actually paid (“CAP”) to Mr. Jacobs and Mr. Harik, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Jacobs, information is only included with respect to 2020, 2021 and 2022. For Mr. Harik, information is only included with respect to 2022 and 2023.
	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(a) ($)	12/31/2022 12/31/2023 2023 ($)
Summary Compensation Table Total	21,812,660	22,043,280	46,990,957	—
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)	—	—	(54,298,870)	—
+ Previously Reported Grant Date Fair Value of Modified Awards	—	—	19,697,878	—
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	—	—	(34,600,992)	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	54,484,259	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
	PEO 1
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(a) ($)	12/31/2022 12/31/2023 2023 ($)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	3,230,802	—	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	25,043,462	22,043,280	66,874,224	—
(a)
For a description of the modifications and valuations of awards held by PEO 1, see footnote 7 of the Summary Compensation Table above.

	PEO 2
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022(a) ($)	12/31/2022 12/31/2023 2023 ($)
Summary Compensation Table Total	—	—	9,027,723	12,387,611
- Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year (FASB ASC 718)	—	—	(10,259,872)	—
+ Previously Reported Grant Date Fair Value of Modified Awards	—	—	2,878,803	—
- Grant Date Fair Value of Modified Awards over Previously Reported Grant Date Fair Value of Modified Awards	—	—	(7,381,069)	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—		(9,084,498)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	18,040,395	38,029,239
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	32,520,954
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	1,171,370
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	—	—	19,687,049	75,024,676
(a)
For a description of the modifications and valuations of awards held by PEO 2, see footnote 7 of the Summary Compensation Table above.

Non-PEO NEO Average Total Compensation Amount	$ 8,237,805	$ 1,310,474	3,990,800	4,638,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 34,380,024	3,184,179	3,600,679	4,255,500
Adjustment to Non-PEO NEO Compensation Footnote
	Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	12/31/2019 12/31/2020 2020 ($)	12/31/2020 12/31/2021 2021 ($)	12/31/2021 12/31/2022 2022 ($)	12/31/2022 12/31/2023 2023 ($)
Summary Compensation Table Total	4,638,287	3,990,800	1,310,474	8,237,805
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,317,067)	(521,238)	(545,923)	(6,051,943)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	627,445	1,199,280	4,175,040	18,841,448
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	124,838	—	—	12,883,805
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	61,561	—	184,257	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	180,900	9,732	(86,372)	661,143
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(60,464)	(1,077,895)	(1,853,297)	(192,234)
Compensation Actually Paid	4,255,500	3,600,679	3,184,179	34,380,024

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	(1) Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.
Total Shareholder Return Vs Peer Group
Tabular List, Table
As required, the disclosure below specifies the most important measures used by the company to link compensation actually paid to our PEO and NEOs for 2023 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, see the CD&A beginning on page 30.
2023 Most Important Measures (Unranked)
■ Adjusted EBITDA	■ Relative TSR
■ Adjusted Operating Ratio LTL	■ ESG Scorecard
■ Adjusted Cash Flow Per Share	■ Relative Adjusted Cash Flow Per Share

Total Shareholder Return Amount	$ 305.9	116.26	164.27	149.56
Net Income (Loss)	$ 189,000,000	$ 666,000,000	$ 341,000,000	$ 117,000,000
Company Selected Measure Amount	996	997	812	609
Adjustment to Compensation, Amount
PEO Name	Mr. Harik
S&P Transportation, Total Shareholder Return	$ 136.32	108.44	150.64	112.07
Dow Jones Transportation, Total Shareholder Return	$ 154.31	127.96	155.22	116.52
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Our company-selected measure is adjusted EBITDA, which we define as income from continuing operations before debt extinguishment loss, interest expense, income tax, depreciation and amortization expense, goodwill impairment charges, litigation matters, transaction and integration costs, restructuring costs and other adjustments. Adjusted EBITDA is a non-GAAP financial measure. See Annex A for reconciliations of non-GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Ratio LTL
Measure:: 4
Pay vs Performance Disclosure
Name	ESG Scorecard
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Cash Flow Per Share
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Adjusted Cash Flow Per Share
Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Jacobs
Pay vs Performance Disclosure
PEO Total Compensation Amount		46,990,957	22,043,280	21,812,660
PEO Actually Paid Compensation Amount		66,874,224	22,043,280	25,043,462
Mr. Jacobs | Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(54,298,870)
Mr. Jacobs | Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,697,878
Mr. Jacobs | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,600,992)
Mr. Jacobs | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		54,484,259
Mr. Jacobs | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Jacobs | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Jacobs | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,230,802
Mr. Jacobs | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mario Harik
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,387,611	9,027,723
PEO Actually Paid Compensation Amount	75,024,676	19,687,049
Mario Harik | Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,259,872)
Mario Harik | Previously Reported Grant Date Fair Value of Modified Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,878,803
Mario Harik | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,381,069)
Mario Harik | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,084,498)
Mario Harik | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,029,239	18,040,395
Mario Harik | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,520,954
Mario Harik | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mario Harik | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,171,370
Mario Harik | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Grant Date Fair Value of Modified Awards Disclosed in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,051,943)	(545,923)	(521,238)	(1,317,067)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,841,448	4,175,040	1,199,280	627,445
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,883,805			124,838
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		184,257		61,561
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,143	(86,372)	9,732	180,900
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (192,234)	$ (1,853,297)	$ (1,077,895)	$ (60,464)